Financial Instruments and Risk Management - Fair Value Measurement (Details) - Fair value - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives | Level 1
Assets:
Liabilities:	$ 0.0	$ 0.0
Derivatives | Level 2
Assets:
Liabilities:	(9.3)	(13.7)
Derivatives | Level 1
Assets:
Assets	0.0	0.0
Derivatives | Level 2
Assets:
Assets	69.6	37.6
Interest rate swaps | Derivatives | Level 1
Assets:
Assets	0.0	0.0
Interest rate swaps | Derivatives | Level 2
Assets:
Assets	13.2	18.7
Foreign currency forwards and swaps | Derivatives | Level 1
Assets:
Liabilities:	0.0	0.0
Foreign currency forwards and swaps | Derivatives | Level 2
Assets:
Liabilities:	(9.3)	(13.7)
Foreign currency forwards and swaps | Derivatives | Level 1
Assets:
Assets	0.0	0.0
Foreign currency forwards and swaps | Derivatives | Level 2
Assets:
Assets	15.8	18.9
TRS | Derivatives | Level 1
Assets:
Assets	0.0	0.0
TRS | Derivatives | Level 2
Assets:
Assets	$ 40.6	$ 0.0